DEBT	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
DEBT	DEBT
In February 2021, the Company extended the terms of its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen by 12 months to May 2022. In the six months ended June 30, 2021, the Company drew down $101.7 million under the facility to finance installments for the six VLCCs under construction. $113.3 million remains available and undrawn under this facility as of June 30, 2021.

The Company drew down $33.4 million in March 2021 and $33.4 million in April 2021 under its senior secured term loan facility of up to $133.7 million with CEXIM and Sinosure to partially finance the delivery of two LR2 tankers, Front Fusion and Front Future, respectively, from SWS. The facility has a tenor of 12 years, carries an interest rate of LIBOR plus a margin in line with the Company's other loan facilities and has an amortization profile of 17 years counting from delivery date from the yard.

Golden Ocean shares

As of December 31, 2020, the Company held 1,270,657 shares of Golden Ocean, of which 1,260,358 were held as marketable securities pledged to creditors ("the shares"). In December 2020, the Company entered into a forward contract to repurchase the shares in March 2021 for $6.2 million.

In March 2021, the Company repurchased the Golden Ocean shares and subsequently sold them for the proceeds of $9.8 million. Simultaneously, the Company entered into a forward contract to repurchase the shares in June 2021 for $9.8 million and received net cash proceeds of $3.6 million in connection therewith, after adjustment for foreign exchange differences. The net cash proceeds were treated as a drawdown of debt in the Condensed Consolidated Statement of Cash Flows.

In June 2021, the Company repurchased the Golden Ocean shares and subsequently sold them for proceeds of $13.4 million. The repurchase of the shares for $9.8 million was treated as a settlement of debt in the Condensed Consolidated Statement of Cash Flows.

Debt issuance costs

The Company has recorded debt issuance costs (i.e. deferred charges) of $19.7 million as of June 30, 2021 (December 31, 2020: $20.2 million) as a direct deduction from the carrying amount of the related debt.

Assets pledged

(in thousands of $)	2021	2020
Vessels and equipment, net	3,340,562	3,306,863